Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG TimesSquare Mid Cap Growth Fund

AMG TimesSquare Small Cap Growth Fund

Supplement dated June 11, 2025 to the Prospectus and Statement of Additional Information,

each dated May 1, 2025

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Mid Cap Growth Fund (the “Mid Cap Growth Fund”) and AMG TimesSquare Small Cap Growth Fund (the “Small Cap Growth Fund” and, together with the Mid Cap Growth Fund, each a “Fund” and collectively, the “Funds”), each a series of AMG Funds (the “Trust”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective July 1, 2025, Greg J. Vasse will be added as a portfolio manager of the Small Cap Growth Fund, and Mr. Vasse, Kenneth C. Duca, Grant R. Babyak, and David Ferreiro will serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Small Cap Growth Fund. Accordingly, effective July 1, 2025, all references to the portfolio managers of the Small Cap Growth Fund in the Prospectus and SAI shall refer to Messrs. Duca, Babyak, Ferreiro and Vasse. Effective March 31, 2026, Mr. Duca will retire from TimesSquare Capital Management, LLC, the Funds’ subadviser, and no longer serve as a portfolio manager of the Small Cap Growth Fund. Accordingly, effective March 31, 2026, all references to and information relating to Mr. Duca in the Prospectus and SAI are deleted and all references to the portfolio managers of the Small Cap Growth Fund shall refer to Messrs. Babyak, Ferreiro and Vasse.

Effective July 1, 2025, Mark Grzymski will no longer serve as a portfolio manager of the Mid Cap Growth Fund, and Edward F. Salib will be added as a portfolio manager of such Fund. Effective July 1, 2025, Messrs. Babyak and Salib and Sonu Chawla will serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Mid Cap Growth Fund. Accordingly, effective July 1, 2025, all references to and information relating to Mr. Grzymski in the Prospectus and SAI are deleted, and all references to the portfolio managers of the Mid Cap Growth Fund shall refer to Messrs. Babyak and Salib and Ms. Chawla.

Effective July 1, 2025, the Prospectus is revised as follows:

The section under “Summary of the Funds – AMG TimesSquare Small Cap Growth Fund” titled “Portfolio Management – Portfolio Managers” on page 5 is deleted and replaced with the following:

Portfolio Managers

Grant R. Babyak

Chief Executive Officer, Partner and Portfolio Manager of TimesSquare;

Portfolio Manager of the Fund since 2000.

Kenneth C. Duca, CFA

Partner and Portfolio Manager of TimesSquare;

Portfolio Manager of the Fund since May 2006.

Effective March 31, 2026, Mr. Duca will retire from TimesSquare and no longer serve as a portfolio manager of the Fund.

David Ferreiro, PhD

Partner and Portfolio Manager of TimesSquare;

Portfolio Manager of the Fund since May 2024.

Greg J. Vasse

Partner and Portfolio Manager/Analyst of TimesSquare;

Portfolio Manager of the Fund since July 2025.

The section under “Summary of the Funds – AMG TimesSquare Mid Cap Growth Fund” titled “Portfolio Management – Portfolio Managers” on page 8 is deleted and replaced with the following:

Portfolio Managers

Grant R. Babyak

Chief Executive Officer, Partner and Portfolio Manager of TimesSquare;

Portfolio Manager of the Fund since March 2005.

Sonu Chawla, CFA

Partner and Portfolio Manager of TimesSquare;

Portfolio Manager of the Fund since May 2022.

Edward F. Salib

Partner and Portfolio Manager/Analyst of TimesSquare;

Portfolio Manager of the Fund since July 2025.

The first paragraph of the section titled “Additional Information About the Funds – Fund Management – AMG TimesSquare Small Cap Growth Fund” beginning on page 22 is deleted and replaced with the following:

The Fund is managed by a team of portfolio managers, analysts, and other investment professionals at TimesSquare. Grant R. Babyak, Kenneth C. Duca, David Ferreiro and Greg J. Vasse serve as the portfolio managers jointly and primarily responsible for the day-to-day management and strategic oversight of the Fund’s investments. The portfolio managers make investment decisions for the Fund’s portfolio using a consensus approach. Mr. Babyak has served as a portfolio manager of the Fund since its inception, Mr. Duca has served as a portfolio manager of the Fund since 2006, Mr. Ferreiro has served as a portfolio manager of the Fund since May 2024, and Mr. Vasse has served as a portfolio manager of the Fund since July 2025. Effective March 31, 2026, Mr. Duca will retire from TimesSquare and no longer serve as a portfolio manager of the Fund.

The following is added as the fifth paragraph of the section titled “Additional Information About the Funds – Fund Management – AMG TimesSquare Small Cap Growth Fund” beginning on page 22:

Mr. Vasse is a Partner and Portfolio Manager/Analyst on TimesSquare’s U.S. equity team and is responsible for research coverage of Industrials. Prior to joining TimesSquare as a Research Associate in 2008, Mr. Vasse was an Associate at Lehman Brothers working with the firm’s Institutional Investor-ranked Machinery and Bank equity research teams. Prior to Lehman Brothers, Mr. Vasse was an investment banking analyst at Needham & Company focused on Industrial Growth and Technology M&A and equity capital transactions. Mr. Vasse graduated Cum Laude with a B.S. in Business Administration from Babson College with concentrations in finance and economics.

The first paragraph of the section titled “Additional Information About the Funds – Fund Management – AMG TimesSquare Mid Cap Growth Fund” on page 23 is deleted and replaced with the following:

The Fund is managed by a team of portfolio managers, analysts, and other investment professionals at TimesSquare. Grant R. Babyak, Sonu Chawla, and Edward F. Salib serve as the portfolio managers jointly and primarily responsible for the day-to-day management and strategic oversight of the Fund’s investments. The portfolio managers make investment decisions for the Fund’s portfolio using a consensus approach.

The fourth paragraph of the section titled “Additional Information About the Funds – Fund Management – AMG TimesSquare Mid Cap Growth Fund” on page 23 is deleted and replaced with the following:

Mr. Salib is a Partner and Portfolio Manager/Analyst on TimesSquare’s U.S. equity team and is responsible for research coverage of Consumer Discretionary & Staples, Media, and related services. Mr. Salib joined TimesSquare in 2002 as a Research Associate and had provided analytical support to the research analysts through the development of financial models and databases. He graduated with a B.S. in Applied Economics & Management from Cornell University.

In addition, effective July 1, 2025, the SAI is revised as follows:

The information relating to the Small Cap Growth Fund in the section under “Management of the Funds – Portfolio Managers of the Funds – AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, and AMG TimesSquare International Small Cap Fund” titled “Other Accounts Managed by the Portfolio Managers” beginning on page 94 is supplemented by adding the following information for Mr. Vasse, which is as of March 31, 2025:

Portfolio Manager: Greg J. Vasse

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	2	$600	None	$0
Other Pooled Investment Vehicles	3	$1,021.27	None	$0
Other Accounts	14	$430.74	None	$0

The information relating to the Mid Cap Growth Fund in the section under “Management of the Funds – Portfolio Managers of the Funds – AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, and AMG TimesSquare International Small Cap Fund” titled “Other Accounts Managed by the Portfolio Managers” beginning on page 95 is supplemented by adding the following information for Mr. Salib, which is as of March 31, 2025:

Portfolio Manager: Edward F. Salib

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	4	$1,171.28	None	$0
Other Accounts	22	$1,770.08	2	$68.89

In the section under “Management of the Funds – Portfolio Managers of the Funds – AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, and AMG TimesSquare International Small Cap Fund” titled “Potential Material Conflicts of Interest”, the first sentence of the paragraph beneath the heading “Code of Ethics – Personal Trading Conflicts” is deleted and replaced with the following:

TimesSquare treats all personnel as “Access Persons.”

In the section under “Management of the Funds – Portfolio Managers of the Funds – AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, and AMG TimesSquare International Small Cap Fund” titled “Portfolio Managers’ Ownership of Fund Shares” beginning on page 98, the following information is added for Mr. Vasse and Mr. Salib, which is as of June 6, 2025:

Portfolio Managers’ Ownership of Fund Shares

Small Cap Growth Fund

Mr. Vasse: $100,001 - $500,000

Mid Cap Growth Fund

Mr. Salib: $100,001 - $500,000

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE